UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     February 25, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $68,294 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAG PHARMACEUTICALS INC       COM              00163U106     2811     1635 SH  CALL SOLE                        0
AMAG PHARMACEUTICALS INC       COM              00163U106    10615   296108 SH       SOLE                   296108
AT&T INC                       COM              00206R102      428    15000 SH       SOLE                        0
BOEING CO                      COM              097023105      640    15000 SH       SOLE                        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0     2370  3000000 SH       SOLE                  3000000
CAPITALSOURCE INC              COM              14055X102     6353  1375000 SH       SOLE                        0
CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2     2875  5000000 SH       SOLE                  5000000
CATERPILLAR INC DEL            COM              149123101      670    15000 SH       SOLE                        0
CENTRAL VT PUB SVC CORP        COM              155771108     1110    15000 SH       SOLE                        0
COCA COLA CO                   COM              191216100      679    15000 SH       SOLE                        0
DYNEGY INC DEL                 CL A             26817G102      681   340400 SH       SOLE                   340400
DYNEGY INC DEL                 CL A             26817G102      575    15000 SH  CALL SOLE                        0
EXELON CORP                    COM              30161N101     3448    62000 SH       SOLE                    62000
EXXON MOBIL CORP               COM              30231G102     1197    15000 SH       SOLE                        0
HEWLETT PACKARD CO             COM              428236103      544    15000 SH       SOLE                        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1262    15000 SH       SOLE                        0
JOHNSON & JOHNSON              COM              478160104      873    15000 SH       SOLE                        0
JPMORGAN & CHASE & CO          COM              46625H100      497    15000 SH       SOLE                        0
KRAFT FOODS INC                CL A             50075N104      403    15000 SH       SOLE                        0
MCDONALDS CORP                 COM              580135101      933    15000 SH       SOLE                        0
NORFOLK SOUTHERN CORP          COM              655844108     3764    80000 SH       SOLE                    80000
PPL CORP                       COM              69351T106     8440   275000 SH       SOLE                        0
PPL CORP                       COM              69351T106      750     1500 SH  CALL SOLE                        0
PROCTER & GAMBLE CO            COM              742718109      927    15000 SH       SOLE                        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552     1014    20000 SH       SOLE                    20000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100      750     2500 SH  CALL SOLE                        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100    11580  2000000 SH       SOLE                        0
URANIUM ENERGY CORP            COM WNTS         916896103       54   625000 SH       SOLE                   625000
URANIUM ENERGY CORP            COM WNTS         916896103        1    22500 SH  CALL SOLE                        0
VERIZON COMMUNICATIONS INC     COM              92343V104      509    15000 SH       SOLE                        0
WAL MART STORES INC            COM              931142103      841    15000 SH       SOLE                        0
WELLS FARGO & CO NEW           COM              949746101      700     1000 SH  PUT  SOLE                        0